SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 7:-        SHAREHOLDERS' EQUITY

a.	Ordinary shares:

The ordinary shares confer upon their holders the right to attend and vote at general meetings of the shareholders. Subject to the rights of holders of shares with limited or preferred rights which may be issued in the future, the ordinary shares of the Company confer upon the holders thereof equal rights to receive dividends,  and to participate in the distribution of the assets of the Company upon its winding-up, in proportion to the amount paid up or credited as paid up on account of the nominal value of the shares held by them respectively and in respect of which such dividends are being paid or such distribution is being made, without regard to any premium paid in excess of the nominal value, if any.

b.	Share option plans:

Under the Company's 2000 and 2010 Share Option Plans as amended ("the Plan"), options may be granted to employees, directors and non-employees of the Company and Compugen Inc.

Under the 2010 Share Option Plan the Company reserved for issuance up to an aggregate of 8,433,931 ordinary shares. Our Board of Directors last amended the Plan in August 2017, to increase the number of shares available under the 2010 Plan.  As of December 31, 2017, an aggregate of 1,513,058 options under the 2010 Share Option Plan of the Company are still available for future grant.

In general, options granted under the Plan vest over a four-year period and expire 10 years from the date of grant and are granted at an exercise price of not less than the fair market value of the Company's ordinary shares on the date of grant, unless otherwise determined by the Company's board of directors. The exercise price of the options granted under the plans may not be less than the nominal value of the shares into which such options are exercised and the expiration date may not be later than 10 years from the date of grant. If a grantee leaves his or her employment or other relationship with the Company, or if his or her relationship with the Company is terminated without cause (and other than by reason of death or disability, as defined in the Plan), the term of his or her unexercised options will generally expire in 90 days, unless determined otherwise by the Company's board of directors.

Any options that are cancelled or forfeited before expiration become available for future grants.

Transactions related to the grant of options to employees and directors under the above plans during the year ended December 31, 2017, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Options outstanding at beginning of year	7,604,651	5.17	6.27	6,535
Options granted	1,842,900	2.98
Options exercised	161,536	1.25
Options forfeited	637,432	6.01
Options expired	-

Options outstanding at end of year	8,648,583	4.72	6.03	1,364

Exercisable at end of year	5,542,991	4.86	4.33	1,364

Weighted average fair value of options granted to employees and directors during the years 2017, 2016 and 2015 was $ 1.66, $ 2.79 and $ 2.83 per share, respectively.

Aggregate intrinsic value of exercised options by employees and directors during the years 2017, 2016 and 2015 was $ 351, $ 941 and $ 1,147, respectively. The Aggregate intrinsic value of the exercised options represents the total intrinsic value (the difference between the sale price of the Company's share at the date of exercise, and the exercise price) multiplied by the number of options exercised.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing share price on the last trading day of calendar 2017 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2017. This amount is impacted by the changes in the fair market value of the Company's shares.

d.	Options to non-employees:

	Year ended December 31, 2017
	Number of options	Weighted average exercise price	Weighted average remaining contractual life
		$	Years

Options outstanding at beginning of year	736,820	6.31	4.38
Options granted	170,000	3.31
Options exercised	-	-
Options expired	103,820	5.46
Options forfeited	10,000	4.65

Options outstanding at end of year	793,000	5.80	4.39

Exercisable at end of year	345,500	6.79	4.12

The unvested options are re-measured using a Black-Scholes option-pricing model at their then-current fair value at the last date of each reporting period and compensation cost is adjusted for the changes for those fair values. The Company recognized the compensation cost using the straight-line method.

The Company used the following weighted-average assumptions for general options granted to non-employees:

	Year ended December 31,
	2017	2016	2015

Volatility	52.09%	49.92%	51%
Risk-free interest rate	2.21%	1.98%	1.85%
Dividend yield	0%	0%	0%
Expected life (years)	5.23	5.29	5.6

e.
As of December 31, 2017, the total unrecognized estimated compensation cost related to non-vested share options granted prior to that date was $ 5,961 which is expected to be recognized over a weighted average period of approximately 3.07 years.

The stock-based compensation expenses are included as follows in the expense categories:

	Year ended December 31,
	2017	2016	2015

Cost of revenue	$-	$23	$110
Research and development expenses	1,331	1,522	2,157
Marketing and business development expenses	187	147	255
General and administrative expenses	1,115	1,392	1,251

	$2,633	$3,084	$3,773